UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2017

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund

The fund's portfolio
7/31/16 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value

Aerospace and defense (4.0%)

Boeing Co. (The)	8,954	$1,196,792

General Dynamics Corp.	11,202	1,645,462

Honeywell International, Inc.	14,525	1,689,693

L-3 Communications Holdings, Inc.	14,503	2,199,090

Northrop Grumman Corp.	25,563	5,537,713

Raytheon Co.	16,848	2,350,801

TransDigm Group, Inc.(NON)	7,230	2,020,930

United Technologies Corp.	14,009	1,508,069

		18,148,550
Air freight and logistics (0.3%)

United Parcel Service, Inc. Class B	13,675	1,478,268

		1,478,268
Airlines (1.7%)

American Airlines Group, Inc.	53,115	1,885,583

Delta Air Lines, Inc.	57,854	2,241,843

Southwest Airlines Co.	51,787	1,916,637

United Continental Holdings, Inc.(NON)	32,719	1,534,194

		7,578,257
Auto components (0.4%)

Lear Corp.	14,494	1,644,344

		1,644,344
Automobiles (0.5%)

General Motors Co.	69,917	2,205,182

		2,205,182
Banks (7.3%)

Bank of America Corp.	512,083	7,420,083

Citigroup, Inc.	145,675	6,382,022

JPMorgan Chase & Co.	185,424	11,861,573

KeyCorp	159,557	1,866,817

Regions Financial Corp.	191,715	1,758,027

Wells Fargo & Co.	83,376	3,999,547

		33,288,069
Beverages (2.2%)

Dr. Pepper Snapple Group, Inc.	21,563	2,124,171

Molson Coors Brewing Co. Class B	21,642	2,210,947

PepsiCo, Inc.	49,652	5,408,096

		9,743,214
Biotechnology (3.6%)

Amgen, Inc.	36,890	6,346,187

ARIAD Pharmaceuticals, Inc.(NON)	48,397	460,255

Biogen, Inc.(NON)	5,717	1,657,530

Gilead Sciences, Inc.	66,166	5,258,212

Medivation, Inc.(NON)	23,406	1,497,750

United Therapeutics Corp.(NON)	10,049	1,216,029

		16,435,963
Capital markets (2.6%)

Ameriprise Financial, Inc.	9,665	926,294

Goldman Sachs Group, Inc. (The)	25,057	3,979,302

KKR & Co. LP	128,528	1,855,944

Morgan Stanley	126,118	3,623,370

State Street Corp.	24,494	1,611,215

		11,996,125
Chemicals (1.8%)

Chemtura Corp.(NON)	25,823	725,368

Dow Chemical Co. (The)	42,430	2,277,218

E.I. du Pont de Nemours & Co.	18,876	1,305,653

LyondellBasell Industries NV Class A	21,220	1,597,017

Monsanto Co.	11,314	1,207,996

Mosaic Co. (The)(S)	35,289	952,803

		8,066,055
Commercial services and supplies (1.4%)

Deluxe Corp.	27,964	1,890,087

KAR Auction Services, Inc.	33,844	1,447,508

Tyco International PLC	24,172	1,101,518

Waste Connections, Inc. (Canada)	19,845	1,478,056

West Corp.	28,653	633,518

		6,550,687
Communications equipment (1.6%)

Cisco Systems, Inc.	188,358	5,750,570

RADCOM, Ltd. (Israel)(NON)	115,000	1,637,600

		7,388,170
Consumer finance (1.9%)

Capital One Financial Corp.	46,221	3,100,505

Discover Financial Services	52,748	2,998,196

Synchrony Financial(NON)	90,147	2,513,298

		8,611,999
Containers and packaging (0.5%)

Ball Corp.	17,636	1,246,336

Graphic Packaging Holding Co.	78,212	1,066,812

		2,313,148
Diversified financial services (1.1%)

Capitol Acquisition Corp. III (Units)(NON)	52,011	516,989

Easterly Acquisition Corp. (Units)(NON)	192,680	1,973,043

Pace Holdings Corp. (Units)(NON)	103,001	1,045,460

Silver Run Acquisition Corp. (Units)(NON)	105,575	1,314,409

		4,849,901
Diversified telecommunication services (1.5%)

AT&T, Inc.	50,118	2,169,608

Iridium Communications, Inc.(NON)(S)	72,064	647,135

Level 3 Communications, Inc.(NON)	35,627	1,802,726

Verizon Communications, Inc.	43,808	2,427,401

		7,046,870
Electric utilities (1.7%)

Edison International	14,665	1,134,778

Entergy Corp.	26,281	2,139,011

Exelon Corp.	87,364	3,256,930

FirstEnergy Corp.	31,364	1,095,231

		7,625,950
Electrical equipment (0.3%)

Emerson Electric Co.	23,655	1,322,315

		1,322,315
Energy equipment and services (1.4%)

Halliburton Co.	61,559	2,687,666

Nabors Industries, Ltd.	125,595	1,130,355

Schlumberger, Ltd.	31,345	2,523,899

		6,341,920
Food and staples retail (2.8%)

CVS Health Corp.	37,949	3,518,631

Kroger Co. (The)	55,312	1,891,117

Wal-Mart Stores, Inc.	66,858	4,878,628

Walgreens Boots Alliance, Inc.	32,609	2,584,263

		12,872,639
Food products (1.3%)

General Mills, Inc.	12,724	914,728

JM Smucker Co. (The)	16,261	2,506,796

Kraft Heinz Co. (The)	31,102	2,686,902

		6,108,426
Gas utilities (0.7%)

UGI Corp.	73,376	3,320,998

		3,320,998
Health-care equipment and supplies (2.6%)

Baxter International, Inc.	30,506	1,464,898

Becton Dickinson and Co.	8,393	1,477,168

C.R. Bard, Inc.	17,969	4,020,204

Danaher Corp.	26,327	2,144,071

Innocoll Holdings PLC (Ireland)(NON)	145,906	754,334

Tactile Systems Technology, Inc.(NON)	165,000	1,857,900

		11,718,575
Health-care providers and services (3.7%)

Aetna, Inc.	19,123	2,203,161

AmerisourceBergen Corp.	17,331	1,476,428

Anthem, Inc.	7,521	987,808

Cardinal Health, Inc.	20,776	1,736,874

Cigna Corp.	4,854	625,972

Express Scripts Holding Co.(NON)	10,660	810,906

HCA Holdings, Inc.(NON)	38,610	2,977,989

McKesson Corp.	10,879	2,116,618

Surgery Partners, Inc.(NON)(S)	121,133	2,196,141

UnitedHealth Group, Inc.	12,396	1,775,107

		16,907,004
Hotels, restaurants, and leisure (2.8%)

Carrols Restaurant Group, Inc.(NON)	48,235	584,126

Del Taco Restaurants, Inc.(NON)	183,246	1,925,915

McDonald's Corp.	32,400	3,811,860

Peak Resorts, Inc.	103,650	505,812

Penn National Gaming, Inc.(NON)	168,879	2,536,563

Wyndham Worldwide Corp.	29,101	2,066,753

Yum! Brands, Inc.	14,815	1,324,757

		12,755,786
Household durables (1.8%)

D.R. Horton, Inc.	33,455	1,100,000

New Home Co., Inc. (The)(NON)(S)	206,106	2,030,144

Tempur Sealy International, Inc.(NON)(S)	27,275	2,062,808

UCP, Inc. Class A(NON)	93,906	788,810

WCI Communities, Inc.(NON)	134,439	2,262,608

		8,244,370
Household products (0.5%)

Procter & Gamble Co. (The)	24,740	2,117,497

		2,117,497
Independent power and renewable electricity producers (0.6%)

Calpine Corp.(NON)	72,581	997,263

NRG Energy, Inc.	119,148	1,649,008

		2,646,271
Insurance (3.6%)

American International Group, Inc.	118,564	6,454,624

Assured Guaranty, Ltd.	60,008	1,607,614

Hartford Financial Services Group, Inc. (The)	53,522	2,132,852

Lincoln National Corp.	32,696	1,427,834

MetLife, Inc.	58,773	2,511,958

Prudential PLC (United Kingdom)	58,301	1,030,065

Travelers Cos., Inc. (The)	11,005	1,279,001

		16,443,948
Internet and catalog retail (1.0%)

Amazon.com, Inc.(NON)	5,794	4,396,545

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

Global Fashion Holding SA (acquired 8/2/13, cost $43,883) (Private) (Brazil)(F)(RES)(NON)	1,036	7,460

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

		4,404,008
Internet software and services (3.9%)

Alphabet, Inc. Class A(NON)	8,870	7,019,186

Alphabet, Inc. Class C(NON)	8,205	6,307,922

Facebook, Inc. Class A(NON)	27,057	3,353,445

Instructure, Inc.(NON)	200	4,348

Wix.com, Ltd. (Israel)(NON)	28,724	1,022,574

		17,707,475
IT Services (3.4%)

Computer Sciences Corp.	65,772	3,145,875

IBM Corp.	40,087	6,438,774

Visa, Inc. Class A	52,121	4,068,044

Xerox Corp.	193,296	1,990,949

		15,643,642
Leisure products (0.2%)

Malibu Boats, Inc. Class A(NON)	70,162	957,010

		957,010
Life sciences tools and services (0.3%)

Agilent Technologies, Inc.	31,211	1,501,561

		1,501,561
Machinery (1.1%)

Deere & Co.(S)	31,888	2,478,016

Fortive Corp.(NON)	13,163	634,588

Manitowoc Foodservice, Inc.(NON)	26,656	488,871

Trinity Industries, Inc.	67,559	1,568,044

		5,169,519
Media (2.7%)

CBS Corp. Class B (non-voting shares)	25,232	1,317,615

Charter Communications, Inc. Class A(NON)	12,102	2,842,397

Comcast Corp. Class A	32,144	2,161,684

DISH Network Corp. Class A(NON)	20,625	1,101,788

Liberty Global PLC LiLAC Class C (United Kingdom)(NON)	5	175

Live Nation Entertainment, Inc.(NON)	79,208	2,171,883

Time Warner, Inc.	21,650	1,659,473

Townsquare Media, Inc. Class A(NON)	51,048	417,573

Walt Disney Co. (The)	7,499	719,529

		12,392,117
Metals and mining (0.8%)

ArcelorMittal ADR (France)(NON)	245,265	1,599,128

Nucor Corp.	39,774	2,133,477

		3,732,605
Multiline retail (1.4%)

Dollar General Corp.	33,156	3,141,199

Macy's, Inc.	23,514	842,507

Target Corp.	29,856	2,249,052

		6,232,758
Oil, gas, and consumable fuels (4.6%)

Boardwalk Pipeline Partners LP	75,864	1,267,687

ConocoPhillips	26,481	1,080,954

DHT Holdings, Inc. (Bermuda)	94,974	442,579

Enterprise Products Partners LP	78,997	2,249,045

Exxon Mobil Corp.	79,067	7,033,010

Memorial Resource Development Corp.(NON)	91,136	1,365,217

Pioneer Natural Resources Co.	5,572	905,840

Scorpio Tankers, Inc.	695,500	3,310,580

Suncor Energy, Inc. (Canada)	25,199	678,105

Valero Energy Corp.	45,560	2,381,877

		20,714,894
Personal products (0.6%)

Coty, Inc. Class A	24,383	655,171

Edgewell Personal Care Co.(NON)	25,901	2,191,484

		2,846,655
Pharmaceuticals (5.2%)

Bristol-Myers Squibb Co.	14,791	1,106,515

Cardiome Pharma Corp. (Canada)(NON)	114,245	357,587

Impax Laboratories, Inc.(NON)	18,629	585,323

Jazz Pharmaceuticals PLC(NON)	16,882	2,548,676

Johnson & Johnson	45,261	5,668,035

Merck & Co., Inc.	53,319	3,127,693

Mylan NV(NON)	34,000	1,590,860

Pfizer, Inc.	229,812	8,477,765

		23,462,454
Real estate investment trusts (REITs) (2.0%)

Armada Hoffler Properties, Inc.	217,631	3,257,936

Brixmor Property Group, Inc.	45,027	1,278,767

Easterly Government Properties, Inc.(S)	118,807	2,434,355

Gaming and Leisure Properties, Inc.	41,375	1,482,466

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,582	800,239

		9,253,763
Real estate management and development (0.2%)

Kennedy-Wilson Holdings, Inc.	49,156	1,034,734

		1,034,734
Road and rail (1.0%)

Old Dominion Freight Line, Inc.(NON)	15,740	1,096,448

Union Pacific Corp.	35,282	3,282,990

		4,379,438
Semiconductors and semiconductor equipment (3.5%)

Broadcom, Ltd.	10,278	1,664,830

Intel Corp.	144,162	5,025,487

Lam Research Corp.(S)	19,911	1,787,410

Micron Technology, Inc.(NON)	143,525	1,972,034

NVIDIA Corp.	36,171	2,065,364

QUALCOMM, Inc.	27,847	1,742,665

Texas Instruments, Inc.	26,130	1,822,568

		16,080,358
Software (3.9%)

Electronic Arts, Inc.(NON)	19,422	1,482,287

Microsoft Corp.	230,907	13,087,809

Oracle Corp.	56,114	2,302,919

TubeMogul, Inc.(NON)	75,703	848,631

		17,721,646
Specialty retail (3.7%)

American Eagle Outfitters, Inc.(S)	140,468	2,517,187

Best Buy Co., Inc.	49,660	1,668,576

Gap, Inc. (The)(S)	84,759	2,185,935

Home Depot, Inc. (The)	35,796	4,948,439

Lowe's Cos., Inc.	31,818	2,617,985

Michaels Cos., Inc. (The)(NON)	51,140	1,348,050

TJX Cos., Inc. (The)	18,103	1,479,377

		16,765,549
Technology hardware, storage, and peripherals (3.4%)

Apple, Inc.	106,239	11,071,166

Hewlett Packard Enterprise Co.	128,130	2,693,293

HP, Inc.	128,130	1,795,101

		15,559,560
Thrifts and mortgage finance (0.4%)

Radian Group, Inc.	131,520	1,696,607

		1,696,607

Total common stocks (cost $426,415,292)		$453,026,854

SHORT-TERM INVESTMENTS (3.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.62%(d)	14,447,000	$14,447,000

Total short-term investments (cost $14,447,000)		$14,447,000

TOTAL INVESTMENTS

Total investments (cost $440,862,292)(b)		$467,473,854

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2016 through July 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $455,093,260.
(b)	The aggregate identified cost on a tax basis is $442,005,136, resulting in gross unrealized appreciation and depreciation of $50,018,188 and $24,549,470, respectively, or net unrealized appreciation of $25,468,718.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $7,463, or less than 0.1% of net assets.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $14,447,000, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $14,180,508.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$65,593,661	$—	$7,463
Consumer staples	33,688,431	—	—
Energy	27,056,814	—	—
Financials	87,175,146	—	—
Health care	70,025,557	—	—
Industrials	44,627,034	—	—
Information technology	90,100,851	—	—
Materials	14,111,808	—	—
Telecommunication services	7,046,870	—	—
Utilities	13,593,219	—	—
Total common stocks	453,019,391	—	7,463
Short-term investments	—	14,447,000	—

Totals by level	$453,019,391	$14,447,000	$7,463

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2016